INVESTORS
                                LIFE INSURANCE COMPANY
                                   OF NORTH AMERICA
                            (Herein called Investors Life)


                             INA/PUTNAM SEPARATE ACCOUNT
                                 FINANCIAL STATEMENTS
                                  December 31, 1996
                                      (Audited)


          This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.


          Investors Life Insurance
          Company of North America
          Administrative Offices:  Austin, TX


                          Report of Independent Accountants


          To the Contract Owners of Investors Life Insurance Company of North America INA/Putnam Separate Account and the Board of Directors of Investors Life Insurance Company of North America

          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America/INA/Putnam Separate Account (the Separate Account) at December 31, 1996, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

          Price Waterhouse LLP
          Dallas, Texas
          February 19, 1997

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
December 31, 1996

   ASSETS

Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market (formerly Daily Dividend Trust)

   485,025 qualified shares                (cost $  485,025)     $  485,025
 1,500,355 non-qualified shares            (cost $1,500,355)      1,500,355

High Yield Trust

    23,881 qualified shares                (cost $  384,352)        298,745
   167,151 non-qualified shares            (cost $2,753,875)      2,091,056

Equity Income Fund

     9,298 qualified shares                (cost $   66,951)        121,996
    42,981 non-qualified shares            (cost $  490,397)        563,915

Investors Trust

    82,298 qualified shares                (cost $  828,891)       757,968
   114,605 non-qualified shares            (cost $1,055,923)     1,055,511

Income Fund

    38,411 qualified shares                (cost $  248,238)       269,265
    46,496 non-qualified shares            (cost $  243,477)       325,937

PCM DIVISIONS

Money Market Division

 8,405,231 non-qualified shares            (cost $8,405,232)     8,405,231

Growth and Income Division

   147,059 non-qualified shares            (cost $2,630,824)     3,611,771

Income Division

   152,227 non-qualified shares            (cost $1,981,761)     2,010,914
                                                                  ________
Total Assets                                                   $21,497,689
                                                                  ========

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS

Money Market (formerly Daily Dividend Trust)

   172,761 qualified accumulation units
           outstanding                    ($2.8074896 per unit)     $  485,025
   528,939 non-qualified accumulation
           units outstanding              ($2.8365367 per unit)      1,500,355

High Yield Trust

    50,055 qualified accumulation units
           outstanding                    ($5.9683309 per unit)        298,745
   367,144 non-qualified accumulation
           units outstanding              ($5.6954668 per unit)      2,091,056

Equity Income Fund

    22,389 qualified accumulation units
           outstanding                    ($5.4489180 per unit)        121,996
   102,625 non-qualified accumulation
           units outstanding              ($5.4949074 per unit)        563,915

Investors Trust

    95,730 qualified accumulation units
           outstanding                    ($7.9177655 per unit)        757,968
   144,982 non-qualified accumulation
           units outstanding              ($7.2802903 per unit)      1,055,511

Income Fund

    51,410 qualified accumulation units
           outstanding                    ($5.2375957 per unit)        269,265
    64,939 non-qualified accumulation
           units outstanding              ($5.0191311 per unit)        325,937

PCM DIVISIONS

Money Market Division

 3,593,092 non-qualified accumulation units
           outstanding                     ($2.3392752 per unit)     8,405,231

Growth and Income Division

   655,172 non-qualified accumulation units
           outstanding                     ($5.5127072 per unit)     3,611,771

Income Division

   634,438 non-qualified accumulation units
           outstanding                     ($3.1695990 per unit)     2,010,914
                                                                     _________
Contract Owners' Equity                                            $21,497,689
                                                                     ========

The accompanying notes are an integral part of these financial statements.


INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1996

PUTNAM DIVISIONS


                                              Money            Money
                                              Market           Market
                                              Qualified        Non-Qualified
                                              (formerly Daily  (formerly Daily
                                              Dividend Trust)  Dividend Trust)

Investment Income:
 Dividends                                      $     28,197   $   80,012

Expenses:

 Mortality risk and expense fees guarantees
       (Notes 1 and 3)                                 5,415      15,368
                                                    ________     _________
     Investment income-net                            22,782      64,644

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:                  0           0
                                                     _________  _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                  200,381     272,338
       Cost of shares sold                           200,381     272,338
                                                     _________  _________
       Net realized gain (loss) on investments             0           0
                                                     _________  _________
 Net unrealized gain (loss) on investments                 0           0
                                                     _________  _________
       Net realized and unrealized gain (loss)
       on investments                                      0           0
                                                     _________  _________
Net Increase (Decrease) in Net Assets
from Investment Operations                        $    22,782  $  64,644
                                                     =========  =========

                                                   High Yield  High Yield
                                                   Trust       Trust
                                                   Qualified   Non-Qualified
Investment Income:
 Dividends                                       $    27,262  $    196,173

Expenses:
 Mortality risk and expense fees guarantees
     (Notes 1 and 3)                                   2,792        20,054
                                                     _________   _________
       Investment income-net                          24,470       176,119

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:                  0             0
                                                     _________   _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                    25,681      394,167
       Cost of shares sold                             27,620      411,020
                                                     _________   _________
       Net realized gain (loss) on investments         (1,939)     (16,853)
                                                     _________   _________
 Net unrealized gain (loss) on investments               9,516      68,737
                                                     _________   _________
       Net realized and unrealized gain (loss)
       on investments                                    7,577     51,884
                                                     _________   _________
Net Increase (Decrease) in Net Assets
from Investment Operations                          $   32,047  $ 228,003
                                                     =========   =========

                                                   Equity      Equity
                                                   Income      Income
                                                   Qualified   Non-Qualified
Investment Income:
 Dividends                                       $     3,099  $     14,001

Expenses:
 Mortality risk and expense fees guarantees
   (Notes 1 and 3)                                     1,124         5,100
                                                    _________     _________
       Investment income-net                           1,975         8,901

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:                  0             0
                                                    _________    _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                   14,766        97,764
       Cost of shares sold                            15,950       113,504
                                                    _________    _________
       Net realized gain (loss) on investments        (1,184)      (15,740)
                                                    _________    _________
 Net unrealized gain (loss) on investments            20,728       106,382
                                                    _________    _________
       Net realized and unrealized gain (loss)
         on investments                               19,544        90,642
                                                    _________    _________
Net Increase (Decrease) in Net Assets
from Investment Operations                        $   21,519    $   99,543
                                                    =========    =========

                                                    Investors   Investors
                                                      Trust       Trust
                                                    Qualified  Non-Qualified
Investment Income:
 Dividends                                         $   16,238 $    22,607

Expenses:
 Mortality risk and expense fee guarantees
  (Notes 1 and 3)                                       6,787       9,321
                                                      _________  _________
       Investment income-net                            9,451      13,286

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:              74,981     104,389
                                                      _________  _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                    51,674      42,404
       Cost of shares sold                             48,397      37,247
                                                      _________  _________
       Net realized gain (loss) on investments          3,277       5,157
                                                      _________  _________
 Net unrealized gain (loss) on investments             43,478      60,608
                                                     _________  _________
       Net realized and unrealized gain (loss)
        on investments                                121,736     170,154
                                                      _________  _________
Net Increase (Decrease) in Net Assets
from Investment Operations                          $ 131,187   $ 183,440
                                                      =========   =========

                                                      Income     Income
                                                       Fund       Fund
                                                    Qualified   Non-Qualified
Investment Income:
 Dividends                                         $   17,057  $   22,555

Expenses:
 Mortality risk and expense fees guarantees
  (Notes 1 and 3)                                       2,487       3,295
                                                      _________  _________
       Investment income-net                           14,570      19,260

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:               1,353       1,640
                                                      _________  _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                    17,477      44,682
       Cost of shares sold                             17,274      43,384
                                                      _________  _________
       Net realized gain (loss) on investments            203       1,298
                                                      _________  _________
 Net unrealized gain (loss) on investments             (8,317)    (12,257)
                                                      _________  _________
       Net realized and unrealized gain (loss)
        on investments                                 (6,761)     (9,319)
                                                      _________  _________
Net Increase (Decrease) in Net Assets
from Investment Operations                          $   7,809   $   9,941
                                                      =========  =========

PCM DIVISIONS
                                                 Money          Growth &
                                                 Market         Income
                                                 Non-Qualified  Non-Qualified
Investment Income:
 Dividends                                      $    439,209   $  127,712

Expenses:
 Mortality risk and expense fees guarantees
  (Notes 1 and 3)                                     84,043       30,476
                                                     _________  _________
       Investment income-net                         355,166       97,236

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:                  0       57,906
                                                     _________  _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                1,740,868      445,184
       Cost of shares sold                         1,740,868      420,413
                                                     _________  _________
       Net realized gain (loss) on investments             0       24,771
                                                     _________  _________
 Net unrealized gain (loss) on investments                 0      426,291
                                                     _________  _________
       Net realized and unrealized gain (loss)
       on investments                                      0      508,968
                                                     _________  _________
Net Increase (Decrease) in Net Assets
from Investment Operations                         $ 355,166   $  606,204
                                                     =========  =========

                                                      Income
                                                   Non-Qualified
Investment Income:
 Dividends                                        $    126,164

Expenses:
 Mortality risk and expense fees guarantees
  (Notes 1 and 3)                                       19,364
                                                      _________
       Investment income-net                           106,800

Net Realized and Unrealized Gain on Investments:
 Net realized capital gain distributions:                    0
                                                      _________
 Net realized gain (loss) on investments:
       Proceeds from sale of shares                    226,647
       Cost of shares sold                             224,123
                                                      _________
       Net realized gain (loss) on investments           2,524
                                                     _________
 Net unrealized gain (loss) on investments             (83,730)
                                                      _________
       Net realized and unrealized gain (loss)
       on investments                                  (81,206)
                                                      _________
Net Increase (Decrease) in Net Assets
from Investment Operations                          $   25,594
                                                     =========
INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT

INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1996

PUTNAM DIVISIONS

                                              Money            Money
                                              Market           Market
                                              Qualified        Non-Qualified
                                              (formerly Daily  (formerly Daily
                                              Dividend Trust)  Dividend Trust)

Investment Operations:
    Investment income-net                    $         22,782   $     64,644
    Realized capital gain distributions                     0             0
    Net realized gain (loss) on investments                 0             0
    Net unrealized gain (loss) on investments               0             0
                                                    _________     _________
    Net increase (decrease) in net assets from         22,782        64,644
    investment operations                           _________     _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                                0        11,981
    Net contract surrenders and transfers out
    (Note 3)                                         (178,929)     (250,818)
    Benefit payment to annuitants                     (16,035)       (6,290)
                                                       _________     _________
     Net Increase (Decrease) from accumulation
     unit transactions                               (194,964)     (245,127)
                                                       _________     _________
Net Increase (Decrease) in Net Assets                (172,182)     (180,483)

Net Assets:
    Net assets at December 31, 1995                   657,207     1,680,838
                                                    _________     _________
    Net assets at December 31, 1996               $   485,025   $ 1,500,355
                                                    =========     =========

                                                  High Yield     High Yield
                                                  Trust          Trust
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                        $     24,470    $  176,119
    Realized capital gain distributions                     0             0
    Net realized gain (loss) on investments            (1,939)      (16,853)
    Net unrealized gain (loss) on investments           9,516        68,737
                                                    _________     _________
    Net increase (decrease) in net assets from         32,047       228,003
    investment operations                           _________     _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                                0         9,293
    Net contract surrenders and transfers out
    (Note 3)                                          (17,584)     (371,008)
    Benefit payment to annuitants                      (5,304)       (3,175)
                                                     _________     _________
     Net Increase (Decrease) from accumulation
     unit transactions                                (22,888)     (364,890)
                                                     _________     _________
Net Increase (Decrease) in Net Assets                   9,159      (136,887)

Net Assets:
    Net assets at December 31, 1995                   289,586     2,227,943
                                                     _________ _________
    Net assets at December 31, 1996                $  298,745  $  2,091,056
                                                     =========      =========

                                                  Equity         Equity
                                                  Income         Income
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                         $     1,975   $       8,901
    Realized capital gain distributions                     0               0
    Net realized gain (loss) on investments            (1,184)        (15,740)
    Net unrealized gain (loss) on investments          20,728         106,382
                                                     _________      _________
    Net increase (decrease) in net assets from          21,519         99,543
    investment operations                            _________     _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                                 0          9,293
    Net contract surrenders and transfers out
    (Note 3)                                            (9,303)       (92,801)
    Benefit payment to annuitants                       (4,339)             0
                                                      _________      _________
     Net Increase (Decrease) from accumulation
     unit transaction                                  (13,642)       (83,508)
                                                       _________     _________
Net Increase (Decrease) in Net Assets                    7,877         16,035

Net Assets:
    Net assets at December 31, 1995                    114,119        547,880
                                                       _________     _________
    Net assets at December 31, 1996                  $ 121,996      $  563,915
                                                       =========     =========

                                                  Investors      Investors
                                                  Trust          Trust
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                        $      9,451    $     13,286
    Realized capital gain distributions                74,981         104,389
    Net realized gain (loss) on investments             3,277           5,157
    Net unrealized gain (loss) on investments          43,478          60,608
                                                       _________    _________
    Net increase (decrease) in net assets from        131,187         183,440
    investment operations                              _________    _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                                0               0
    Net contract surrenders and transfers out
    (Note 3)                                            (36,382)      (29,214)
    Benefit payment to annuitants                        (8,505)       (3,869)
                                                       _________     _________
     Net Increase (Decrease) from accumulation
     unit transaction                                   (44,887)      (33,083)
                                                        _________    _________
Net Increase (Decrease) in Net Assets                    86,300       150,357

Net Assets:
    Net assets at December 31, 1995                     671,668       905,154
                                                        _________   _________
    Net assets at December 31, 1996                    $ 757,968   $ 1,055,511
                                                       =========     =========

                                                  Income        Income
                                                  Fund           Fund
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                        $    14,570    $      19,260
    Realized capital gain distributions                1,353            1,640
    Net realized gain (loss) on investments              203            1,298
    Net unrealized gain (loss) on investments         (8,317)         (12,257)
                                                     _________       _________
    Net increase (decrease) in net assets from         7,809            9,941
    investment operations                            _________       _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                               0                0
    Net contract surrenders and transfers out
    (Note 3)                                         (14,990)         (38,991)
    Benefit payment to annuitants                          0           (2,397)
                                                    _________        _________
     Net Increase (Decrease) from accumulation
     unit transactions                               (14,990)         (41,388)
                                                    _________        _________
Net Increase (Decrease) in Net Assets                 (7,181)         (31,447)

Net Assets:
    Net assets at December 31, 1995                  276,446          357,384
                                                    _________        _________
    Net assets at December 31, 1996                $ 269,265       $  325,937
                                                    =========        =========

PCM DIVISIONS
                                                  Money          Growth &
                                                  Market         Income
                                                  Non-Qualified  Non-Qualified

Investment Operations:
    Investment income-net                         $     355,166 $      97,236
    Realized capital gain distributions                       0        57,906
    Net realized gain (loss) on investments                   0        24,771
    Net unrealized gain (loss) on investments                 0       426,291
                                                      _________     _________
    Net increase (decrease) in net assets from          355,166       606,204
    investment operations                             _________     _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                            346,488       509,256
    Net contract surrenders and transfers out
    (Note 3)                                         (1,718,537)     (383,896)
    Benefit payment to annuitants                       (35,154)       (9,255)
                                                      _________     _________
     Net Increase (Decrease) from accumulation
     unit transactions                               (1,407,203)      116,105
                                                       _________    _________
Net Increase (Decrease) in Net Assets                (1,052,037)      722,309

Net Assets:
    Net assets at December 31, 1995                   9,457,268     2,889,462

    Net assets at December 31, 1996                 $ 8,405,231   $ 3,611,771
                                                      =========      =========

                                                             Income
                                                             Non-Qualified

Investment Operations:
    Investment income-net                                    $  106,800
    Realized capital gain distributions                               0
    Net realized gain (loss) on investments                       2,524
    Net unrealized gain (loss) on investments                   (83,730)
                                                               _________
    Net increase (decrease) in net assets from                   25,594
    investment operations                                      _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)        54,788
    Net contract surrenders and transfers out (Note 3)         (186,287)
    Benefit payment to annuitants                               (18,038)
                                                               _________
     Net Increase (Decrease) from accumulation unit            (149,537)
     transactions                                              _________
Net Increase (Decrease) in Net Assets                          (123,943)

Net Assets:
    Net assets at December 31, 1995                           2,134,857
                                                               _________
    Net assets at December 31, 1996                        $  2,010,914
                                                              =========

Year Ended December 31, 1995
PUTNAM DIVISIONS

                                              Money            Money
                                              Market           Market
                                              Qualified        Non-Qualified
                                              (formerly Daily  (formerly Daily
                                              Dividend Trust)  Dividend Trust)

Investment Operations:
    Investment income-net                     $         28,579  $     78,203
    Realized capital gain distributions                      0             0
    Net realized gain (loss) on investments                  0             0
    Net unrealized gain on investments                       0             0
                                                     _________     _________
    Net increase in net assets from                     28,579        78,203
    investment operations                            _________     _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                                 0             0
    Net contract surrenders and transfers out
    (Note 3)                                           (10,395)     (354,850)
    Benefit payment to annuitants                       (2,615)       (6,410)
                                                     _________      _________
     Net Increase (Decrease) from accumulation
     unit transactions                                 (13,010)     (361,260)
                                                      _________      _________
Net Increase (Decrease) in Net Assets                   15,569      (283,057)

Net Assets:
    Net assets at December 31, 1994                      641,638     1,963,895
                                                      _________      _________
    Net assets at December 31, 1995                 $    657,207  $  1,680,838
                                                      =========      =========

                                                    High Yield   High Yield
                                                    Trust        Trust
                                                    Qualified    Non-Qualified

Investment Operations:
    Investment income-net                           $    25,633       203,069
    Realized capital gain distributions                       0             0
    Net realized gain (loss) on investments                  15        (6,713)
    Net unrealized gain on investments                   16,887       142,700
                                                      _________      _________
    Net increase in net assets from                      42,535       339,056
    investment operations                             _________      _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                                  0        10,336
    Net contract surrenders and transfers out
    (Note 3)                                               (197)     (269,819)
    Benefit payment to annuitants                        (5,410)       (3,056)
                                                       _________      _________
     Net Increase (Decrease) from accumulation
     unit transactions                                   (5,607)     (262,539)
                                                       _________     _________
Net Increase (Decrease) in Net Assets                    36,928        76,517

Net Assets:
    Net assets at December 31, 1994                     252,658     2,151,426
                                                      _________      _________
    Net assets at December 31, 1995                  $  289,586   $ 2,227,943
                                                      =========     =========

                                                  Equity         Equity
                                                  Income         Income
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                       $      1,823    $       9,833
    Realized capital gain distributions                    0                0
    Net realized gain (loss) on investments             (292)         (46,381)
    Net unrealized gain on investments                27,203          189,597
                                                    _________       _________
    Net increase in net assets from                   28,734          153,049
    investment operations                           _________       _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                               0            3,943
    Net contract surrenders and transfers out
    (Note 3)                                            (104)        (157,585)
    Benefit payment to annuitants                     (3,742)               0
                                                     _________       _________
     Net Increase (Decrease) from accumulation
     unit transactions                                (3,846)        (153,642)
                                                     _________      _________
Net Increase (Decrease) in Net Assets                 24,888             (593)

Net Assets:
    Net assets at December 31, 1994                   89,231          548,473
                                                      _________      _________
    Net assets at December 31, 1995               $  114,119       $  547,880
                                                     =========       =========

                                                  Investors      Investors
                                                  Trust          Trust
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                        $     4,848    $       6,947
    Realized capital gain distributions               71,968           96,873
    Net realized gain (loss) on investments           16,520            9,170
    Net unrealized gain on investments               101,449          134,240
                                                    _________       _________
    Net increase in net assets from                  194,785          247,230
    investment operations                           _________       _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                               0                0
    Net contract surrenders and transfers out
    (Note 3)                                            (62,361)      (46,164)
    Benefit payment to annuitants                        (7,358)       (3,350)
                                                      _________       ________
     Net Increase (Decrease) from accumulation
     unit transactions                                  (69,719)      (49,514)
                                                      _________      _________
Net Increase (Decrease) in Net Assets                   125,066       197,716

Net Assets:
    Net assets at December 31, 1994                     546,602       707,438
                                                      _________      _________
    Net assets at December 31, 1995                 $   671,668    $  905,154
                                                      =========      =========

                                                  Income         Income
                                                  Fund           Fund
                                                  Qualified      Non-Qualified

Investment Operations:
    Investment income-net                       $     15,338     $     20,460
    Realized capital gain distributions                    0                0
    Net realized gain (loss) on investments               16              368
    Net unrealized gain on investments                28,199           37,592
                                                    _________       _________
    Net increase in net assets from                   43,553           58,420
    investment operations                           _________       _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                               0                0
    Net contract surrenders and transfers out
    (Note 3)                                            (153)         (29,264)
    Benefit payment to annuitants                          0           (2,418)
                                                     _________      _________
     Net Increase (Decrease) from accumulation
     unit transactions                                  (153)         (31,682)
                                                     _________      _________
Net Increase (Decrease) in Net Assets                 43,400           26,738

Net Assets:
    Net assets at December 31, 1994                  233,046          330,646
                                                    _________       _________
    Net assets at December 31, 1995               $  276,446     $    357,384
                                                    =========       =========

PCM DIVISIONS
                                                  Money          Growth &
                                                  Market         Income
                                                  Non-Qualified  Non-Qualified

Investment Operations:
    Investment income-net                         $    445,433          (994)
    Realized capital gain distributions                      0             0
    Net realized gain (loss) on investments                  0        19,487
    Net unrealized gain on investments                       0       732,939
                                                     _________      _________
    Net increase in net assets from                    445,433       751,432
    investment operations                            _________      _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                           110,021       226,089
    Net contract surrenders and transfers out
    (Note 3)                                        (1,768,130)     (347,319)
    Benefit payment to annuitants                      (27,526)         (894)
                                                     _________      _________
     Net increase (decrease) from accumulation
     unit transactions                              (1,685,635)     (122,124)
                                                     _________      _________
Net Increase (Decrease) in Net Assets               (1,240,202)      629,308

Net Assets:
    Net assets at December 31, 1994                 10,697,470     2,260,154
                                                    __________    __________
    Net assets at December 31, 1995              $   9,457,268   $ 2,889,462
                                                     =========      =========


                                                  Income
                                                  Non-Qualified

Investment Operations:
    Investment income-net                          $      20,620
    Realized capital gain distributions                        0
    Net realized gain (loss) on investments                5,774
    Net unrealized gain on investments                   319,380
                                                       _________
    Net increase in net assets from                      345,774
    investment operations                              _________

Accumulation Unit Transactions:
    Net contract considerations and transfers in
    (Note 3)                                              58,677
    Net contract surrenders and transfers out (Note 3)  (211,052)
    Benefit payment to annuitants                        (25,627)
                                                        _________
     Net Increase (Decrease) from accumulation
     unit transactions                                  (178,002)
                                                        _________
Net Increase (Decrease) in Net Assets                    167,772

Net Assets:
    Net assets at December 31, 1994                    1,967,085
                                                       _________
    Net assets at December 31, 1995                  $ 2,134,857
                                                       =========
                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                             INA/PUTNAM SEPARATE ACCOUNT

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1996



          Note 1. Organization

          Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three PCM Divisions which correspond to three portfolios of the PCM Trust (the "PCM Funds") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

          Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note
          5), can be invested in up to three of the following portfolios of PCM Trust: PCM Money Market Fund, PCM Income Fund and PCM Growth and Income Fund (the "PCM Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or PCM Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

          Note 2. Significant Accounting Policies

          Following is a summary of the significant accounting policies of the Separate Account:

          (a)  the market  value of  investments  is based  on closing  bid prices (net asset value) at December 31, 1996; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

          Note 3. Contract Owner Transactions

          Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of PCM Funds serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the year ended December 31, 1996 was $846,402. Payments for the year ended December 31, 1996 were $2,482,340 with respect to contract surrender benefits and $112,361 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

          Note 4. Income Taxes

          Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

          Note 5. Effect of Revenue Ruling 81-225

          Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate and subsequently reallocate the contract values among several underlying funds.

          The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

          As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Division.

          As of April 18,  1995, shares of  the PCM Funds were  substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of PCM Funds as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of PCM Funds.

          Note 6. Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


Note 7.

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1996, and units outstanding at December 31, 1996 were as follows:

                                                        PUTNAM DIVISIONS

                                              Money            Money
                                              Market           Market
                                              Qualified        Non-Qualified
                                              (formerly Daily  (formerly Daily
                                              Dividend Trust)  Dividend Trust)

Units outstanding at December 31, 1995          243,748         616,936

Units purchased and transfers in                      0           4,299

Benefits, surrenders and transfers out          (70,987)        (92,296)
                                               _________        _________
Units outstanding at December 31, 1996          172,761          528,939
                                               =========        =========


                                                High Yield     High Yield
                                                Trust          Trust
                                                Qualified      Non-Qualified

Units outstanding at December 31, 1995            54,154       436,583

Units purchased and transfers in                       0         1,644

Benefits, surrenders and transfers out            (4,099)      (71,083)
                                                 _________     _________
Units outstanding at December 31, 1996            50,055       367,144
                                                 =========     =========

                                                 Equity         Equity
                                                 Income         Income
                                                 Qualified      Non-Qualified

Units outstanding at December 31, 1995             25,171       119,831

Units purchased and transfers in                        0         1,690

Benefits, surrenders and transfers out             (2,782)      (18,896)
                                                 _________     _________
Units outstanding at December 31, 1996             22,389       102,625
                                                 =========     =========

                                                  Investors     Investors
                                                  Trust         Trust
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1995           102,180       149,772

Units purchased and transfers in                       0             0

Benefits, surrenders and transfers out            (6,450)       (4,790)
                                                 _________     _________
Units outstanding at December 31, 1996            95,730       144,982
                                                  =========     =========

                                                  Income         Income
                                                  Fund           Fund
                                                  Qualified      Non-Qualified

Units outstanding at December 31, 1995              54,398        73,385

Units purchased and transfers in                         0             0

Benefits, surrenders and transfers out              (2,988)       (8,446)
                                                   _________     _________
Units outstanding at December 31, 1996              51,410        64,939
                                                   =========     =========

                              PCM DIVISIONS
                                                 Money          Growth &
                                                 Market         Income
                                                 Non-Qualified  Non-Qualified

Units outstanding at December 31, 1995            4,209,398       633,002

Units purchased and transfers in                    108,589        99,327

Benefits, surrenders and transfers out             (724,895)      (77,157)
                                                  _________     _________
Units outstanding at December 31, 1996            3,593,092       655,172
                                                  =========     =========


                                                             Income
                                                             Non-Qualified

Units outstanding at December 31, 1995                         683,185

Units purchased and transfers in                                18,068

Benefits, surrenders and transfers out                         (66,815)
                                                             _________
Units outstanding at December 31, 1996                         634,438
                                                              =========

The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1996, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                      Accumulation   Aggregate
                                                      Units          Value

Money Market Qualified (formerly Daily Dividend Trust)       2,055    $  5,769
Money Market Non-Qualified (formerly Daily Dividend Trust)  27,346    $ 77,568
High Yield Trust Qualified                                   8,942    $ 53,369
High Yield Trust Non-Qualified                               6,491    $ 36,970
Equity Income Fund Qualified                                10,689    $ 58,243
Investors Trust Qualified                                   12,283    $ 97,254
Investors Trust Non-Qualified                                5,018    $ 36,532
Income Fund Non-Qualified                                    5,211    $ 26,156
Money Market Non-Qualified                                 187,175    $437,854
Growth and Income Non-Qualified                             20,122    $110,927
Income Non-Qualified                                        74,793    $237,064


                                                     Monthly        Annuity
                                                     Annuity Units  Unit Value
Money Market Qualified (formerly Daily Dividend Trust)       75     1.3743520
Money Market Non-Qualified (formerly Daily Dividend Trust)  561     1.1092581
High Yield Trust Qualified                                  319     3.3998808
High Yield Trust Non-Qualified                              148     3.3521169
Equity Income Fund Qualified                                180     2.2976794
Investors Trust Qualified                                   320     3.3486988
Investors Trust Non-Qualified                               217     1.9180181
Income Fund Non-Qualified                                   103     3.0937530
Money Market Non-Qualified                                3,149     1.2813165
Growth and Income Non-Qualifed                              402     2.3735827
Income Non-Qualified                                      1,054     1.6980506

Note 8.  Subsequent Events

Effective January 1, 1997 PCM Trust changed its name to Putnam Variable Trust ("Putnam VT"). Accordingly, the names of the underlying funds have changed as follows: PCM Money Market Fund has become Putnam VT Money Market, PCM U.S. Government and High Quality Bond Fund has become Putnam VT Government and High Quality Bond Fund and PCM Growth and Income Fund has become Putnam VT Growth and Income Fund.